Leases - Lessor: Net Investment in Leases (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Net Investment in Leases [Line Items]
Reduction in lease receivables	¥ 32,357	¥ 31,108
Maximum [Member]
Net Investment in Leases [Line Items]
Lessee operating lease term of contract	13 years	14 years